Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.40%
Communication services: 8.38%
Diversified telecommunication services: 0.22%
AT&T, Inc.	106,813	$1,887,386
Entertainment: 1.29%
Activision Blizzard, Inc. †	63,852	4,961,939
Netflix, Inc. †	18,955	6,253,823
		11,215,762
Interactive media & services: 5.74%
Alphabet, Inc. Class A †	140,352	15,065,383
Alphabet, Inc. Class C †	168,204	18,203,037
Meta Platforms, Inc. Class A †	69,640	16,735,885
		50,004,305
Media: 1.13%
Comcast Corp. Class A	110,516	4,572,047
Omnicom Group, Inc.	58,490	5,297,439
		9,869,486
Consumer discretionary: 9.49%
Automobile components: 0.29%
BorgWarner, Inc.	52,815	2,541,986
Automobiles: 1.42%
Ford Motor Co.	225,860	2,683,217
Tesla, Inc. †	59,021	9,697,740
		12,380,957
Broadline retail: 2.42%
Amazon.com, Inc. †	199,450	21,032,002
Hotels, restaurants & leisure: 1.06%
Expedia Group, Inc. †	44,343	4,166,469
McDonald’s Corp.	17,203	5,087,787
		9,254,256
Household durables: 1.36%
Lennar Corp. Class A	36,655	4,135,051
NVR, Inc. †	505	2,949,200
PulteGroup, Inc.	71,423	4,796,054
		11,880,305
Specialty retail: 2.18%
Home Depot, Inc.	31,811	9,560,478
O’Reilly Automotive, Inc. †	3,541	3,248,195
Ulta Beauty, Inc. †	11,106	6,124,181
		18,932,854
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.76%
Deckers Outdoor Corp. †	3,518	$1,686,318
NIKE, Inc. Class B	24,691	3,128,844
Tapestry, Inc.	43,395	1,770,950
		6,586,112
Consumer staples: 6.49%
Beverages: 0.76%
Coca-Cola Co.	36,481	2,340,256
PepsiCo, Inc.	22,472	4,289,680
		6,629,936
Consumer staples distribution & retail: 2.60%
BJ’s Wholesale Club Holdings, Inc. †	16,733	1,277,899
Costco Wholesale Corp.	11,408	5,740,734
Kroger Co.	98,380	4,784,220
Performance Food Group Co. †	58,141	3,644,859
Target Corp.	8,779	1,384,887
Walmart, Inc.	38,215	5,769,319
		22,601,918
Food products: 1.35%
Archer-Daniels-Midland Co.	48,731	3,804,917
Bunge Ltd.	42,820	4,007,952
Darling Ingredients, Inc. †	31,690	1,887,773
Tyson Foods, Inc. Class A	33,476	2,091,915
		11,792,557
Household products: 0.71%
Procter & Gamble Co.	39,503	6,177,479
Tobacco: 1.07%
Altria Group, Inc.	52,940	2,515,180
Philip Morris International, Inc.	67,656	6,763,570
		9,278,750
Energy: 4.52%
Oil, gas & consumable fuels: 4.52%
Chevron Corp.	69,670	11,744,969
EQT Corp.	21,616	753,101
Exxon Mobil Corp.	147,739	17,483,433
Marathon Petroleum Corp.	52,992	6,465,024
Valero Energy Corp.	25,134	2,882,116
		39,328,643
Financials: 12.91%
Banks: 2.52%
Bank of America Corp.	143,428	4,199,572
Citigroup, Inc.	86,165	4,055,786
JPMorgan Chase & Co.	82,357	11,385,031
See accompanying notes to portfolio of investments
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Banks (continued)
Popular, Inc.	11,877	$712,739
U.S. Bancorp	47,510	1,628,643
		21,981,771
Capital markets: 2.04%
Bank of New York Mellon Corp.	115,550	4,921,275
Charles Schwab Corp.	46,721	2,440,705
Interactive Brokers Group, Inc. Class A	57,073	4,443,133
Jefferies Financial Group, Inc.	42,981	1,376,681
LPL Financial Holdings, Inc.	15,970	3,335,175
Northern Trust Corp.	15,769	1,232,505
		17,749,474
Consumer finance: 0.31%
Capital One Financial Corp.	18,365	1,786,914
Synchrony Financial	30,052	886,835
		2,673,749
Financial services: 5.15%
Berkshire Hathaway, Inc. Class B †	45,619	14,988,123
FleetCor Technologies, Inc. †	18,810	4,023,835
Mastercard, Inc. Class A	21,273	8,084,378
PayPal Holdings, Inc. †	36,958	2,808,808
Visa, Inc. Class A	63,951	14,883,316
		44,788,460
Insurance: 2.89%
Arch Capital Group Ltd. †	49,993	3,752,975
Everest Re Group Ltd.	16,490	6,233,220
Hartford Financial Services Group, Inc.	53,867	3,824,018
MetLife, Inc.	85,428	5,239,299
Reinsurance Group of America, Inc.	14,875	2,117,010
W R Berkley Corp.	68,478	4,034,724
		25,201,246
Health care: 14.47%
Biotechnology: 2.62%
AbbVie, Inc.	11,219	1,695,415
Biogen, Inc. †	8,263	2,513,853
Exelixis, Inc. †	281,750	5,156,025
Gilead Sciences, Inc.	23,425	1,925,769
Moderna, Inc. †	11,364	1,510,162
United Therapeutics Corp. †	14,230	3,274,750
Vertex Pharmaceuticals, Inc. †	19,670	6,702,159
		22,778,133
Health care equipment & supplies: 2.95%
Abbott Laboratories	93,431	10,321,322
Edwards Lifesciences Corp. †	20,906	1,839,310
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Hologic, Inc. †	70,361	$6,051,750
ResMed, Inc.	11,441	2,756,823
Zimmer Biomet Holdings, Inc.	33,865	4,688,271
		25,657,476
Health care providers & services: 4.15%
AmerisourceBergen Corp.	35,050	5,848,093
Cardinal Health, Inc.	8,160	669,936
Centene Corp. †	42,027	2,896,921
CVS Health Corp.	76,524	5,609,974
Elevance Health, Inc.	8,829	4,137,711
McKesson Corp.	16,166	5,888,304
Molina Healthcare, Inc. †	10,134	3,018,817
UnitedHealth Group, Inc.	16,362	8,051,577
		36,121,333
Life sciences tools & services: 0.44%
Thermo Fisher Scientific, Inc.	6,992	3,879,861
Pharmaceuticals: 4.31%
Bristol-Myers Squibb Co.	111,738	7,460,746
Eli Lilly & Co.	4,526	1,791,663
Jazz Pharmaceuticals PLC †	10,981	1,542,501
Johnson & Johnson	61,503	10,068,041
Merck & Co., Inc.	79,022	9,124,670
Pfizer, Inc.	192,717	7,494,764
		37,482,385
Industrials: 7.87%
Aerospace & defense: 1.18%
Lockheed Martin Corp.	11,719	5,442,890
Textron, Inc.	71,991	4,819,077
		10,261,967
Air freight & logistics: 1.07%
Expeditors International of Washington, Inc.	34,618	3,940,913
United Parcel Service, Inc. Class B	29,876	5,372,004
		9,312,917
Building products: 1.57%
Builders FirstSource, Inc. †	12,309	1,166,524
Carrier Global Corp.	124,054	5,187,938
Masco Corp.	29,058	1,554,894
Owens Corning	53,736	5,739,542
		13,648,898
Commercial services & supplies: 0.45%
Waste Management, Inc.	23,914	3,970,920
See accompanying notes to portfolio of investments
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Electrical equipment: 0.38%
Acuity Brands, Inc.	21,225	$3,340,390
Ground transportation: 0.34%
CSX Corp.	96,607	2,960,038
Machinery: 1.86%
AGCO Corp.	41,910	5,194,325
Cummins, Inc.	4,320	1,015,373
Fortive Corp.	55,836	3,522,693
Parker-Hannifin Corp.	14,027	4,557,092
Timken Co.	24,309	1,868,147
		16,157,630
Passenger airlines: 0.49%
United Airlines Holdings, Inc.	96,841	4,241,636
Trading companies & distributors: 0.53%
United Rentals, Inc.	4,971	1,795,078
WESCO International, Inc.	19,656	2,830,464
		4,625,542
Information technology: 25.38%
Communications equipment: 1.10%
Cisco Systems, Inc.	202,529	9,569,495
Electronic equipment, instruments & components: 0.88%
Jabil, Inc.	64,067	5,006,836
Keysight Technologies, Inc. †	18,340	2,652,698
		7,659,534
IT services: 0.83%
Accenture PLC Class A	19,654	5,508,820
Amdocs Ltd.	19,149	1,747,346
		7,256,166
Semiconductors & semiconductor equipment: 6.15%
Advanced Micro Devices, Inc. †	25,524	2,281,080
Analog Devices, Inc.	11,210	2,016,455
Applied Materials, Inc.	38,022	4,297,627
Broadcom, Inc.	18,266	11,443,649
Enphase Energy, Inc. †	10,299	1,691,096
KLA Corp.	13,415	5,185,434
Lam Research Corp.	1,737	910,327
Microchip Technology, Inc.	52,294	3,816,939
Monolithic Power Systems, Inc.	3,155	1,457,515
NVIDIA Corp.	60,289	16,729,594
QUALCOMM, Inc.	31,681	3,700,341
		53,530,057
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Software: 9.62%
Adobe, Inc. †	12,173	$4,596,038
Cadence Design Systems, Inc. †	6,742	1,412,112
Dropbox, Inc. Class A †	195,040	3,967,114
Fortinet, Inc. †	45,100	2,843,555
Microsoft Corp.	191,819	58,938,306
Oracle Corp.	26,473	2,507,523
Salesforce, Inc. †	22,385	4,440,512
Synopsys, Inc. †	13,651	5,068,889
		83,774,049
Technology hardware, storage & peripherals: 6.80%
Apple, Inc.	348,590	59,148,751
Materials: 2.59%
Chemicals: 1.66%
Albemarle Corp.	9,626	1,785,238
CF Industries Holdings, Inc.	32,688	2,339,807
LyondellBasell Industries NV Class A	47,591	4,502,584
Olin Corp.	31,327	1,735,516
Westlake Corp.	36,218	4,120,884
		14,484,029
Containers & packaging: 0.29%
Graphic Packaging Holding Co.	101,494	2,502,842
Metals & mining: 0.64%
Reliance Steel & Aluminum Co.	22,280	5,520,984
Real estate: 2.39%
Industrial REITs : 0.33%
Prologis, Inc.	22,581	2,828,270
Retail REITs : 0.30%
Simon Property Group, Inc.	23,207	2,629,817
Specialized REITs : 1.76%
CubeSmart	35,567	1,617,943
Extra Space Storage, Inc.	27,851	4,234,466
Gaming & Leisure Properties, Inc.	31,281	1,626,612
Public Storage	8,042	2,371,023
SBA Communications Corp.	8,991	2,345,662
VICI Properties, Inc.	92,454	3,137,889
		15,333,595
Utilities: 2.91%
Electric utilities: 1.88%
American Electric Power Co., Inc.	62,333	5,760,816
Evergy, Inc.	27,929	1,734,670
NextEra Energy, Inc.	44,676	3,423,522
See accompanying notes to portfolio of investments
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Electric utilities (continued)
PPL Corp.	103,103	$2,961,118
Southern Co.	33,619	2,472,678
		16,352,804
Gas utilities: 0.49%
National Fuel Gas Co.	77,140	4,312,126
Multi-utilities: 0.54%
DTE Energy Co.	41,823	4,701,323
Total common stocks (Cost $507,310,881)		847,832,362

		Yield
Short-term investments: 0.94%
Investment companies: 0.94%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	8,193,784	8,193,784
Total short-term investments (Cost $8,193,784)				8,193,784
Total investments in securities (Cost $515,504,665)	98.34%			856,026,146
Other assets and liabilities, net	1.66			14,408,378
Total net assets	100.00%			$870,434,524

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,984,426	$88,558,110	$(89,348,752)	$0	$0	$8,193,784	8,193,784	$359,210
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	4,861,266	(4,861,271)	5	0	0	0	1,714 [1]
				$5	$0	$8,193,784		$360,924

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 7

Portfolio of investments—April 30, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	101	6-16-2023	$20,482,672	$21,151,925	$669,253	$0
See accompanying notes to portfolio of investments
8 | Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—April 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined U.S. Core Fund | 9

Notes to portfolio of investments—April 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$72,976,939	$0	$0	$72,976,939
Consumer discretionary	82,608,472	0	0	82,608,472
Consumer staples	56,480,640	0	0	56,480,640
Energy	39,328,643	0	0	39,328,643
Financials	112,394,700	0	0	112,394,700
Health care	125,919,188	0	0	125,919,188
Industrials	68,519,938	0	0	68,519,938
Information technology	220,938,052	0	0	220,938,052
Materials	22,507,855	0	0	22,507,855
Real estate	20,791,682	0	0	20,791,682
Utilities	25,366,253	0	0	25,366,253
Short-term investments
Investment companies	8,193,784	0	0	8,193,784
	856,026,146	0	0	856,026,146
Futures contracts	669,253	0	0	669,253
Total assets	$856,695,399	$0	$0	$856,695,399
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Disciplined U.S. Core Fund